OTHER RECEIVABLES, NET (Tables)	3 Months Ended
Mar. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of other receivables, net

	December 31,	December 31,	March 31,
	2018	2019	2020
	RMB	RMB	RMB
			(Unaudited)
Loan recognized as a result of payment under the guarantee	810,327	2,343,586	2,594,749
Less: allowance for doubtful accounts/provision for credit losses	(256,639)	(763,122)	(2,190,575)
	553,688	1,580,464	404,174

Schedule of movement of valuation allowance

For the three months
ended March 31,
2020
RMB
(Unaudited)
Beginning balance as of December 31, 2019	—
Cumulative effect of adopting ASU 2016-13	(31,577)
Addition	(65,659)
Write-off	95,548
Ending balance as of March 31, 2020	(1,688)

Other receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of other receivables, net

	December 31,	December 31,	March 31,
	2018	2019	2020
	RMB	RMB	RMB
			(Unaudited)
Consideration receivable (Note 4)	—	—	130,000
Rental and other deposits	77,902	89,761	78,322
Deposits in non-bank financing partners (i)	502,550	294,763	52,751
Staff advance	55,652	28,080	24,813
Receivables from third-party payment settlement platform	34,787	7,143	11,228
Others	42,970	26,428	42,305
	713,861	446,175	339,419
Less: allowance for doubtful accounts/provision for credit losses	(6,457)	(6,119)	(51,666)
	707,404	440,056	287,753

(i)	In relation with the Company's historically-facilitated loans for non-banking financial institutions, which were not transferred to Golden Pacer during the divestiture of loan facilitation related business (Note 3), the Company, as the guarantor, is required to deposit a separate guarantee fund with those financial institutions.

Schedule of movement of valuation allowance

				For the three
				months ended
	For the year ended December 31,			March 31,
	2017	2018	2019	2020
	RMB	RMB	RMB	RMB
				(Unaudited)
Beginning balance of the period	(269)	(272)	(6,457)	(6,119)
Changes on initial application of ASU 2016-13	—	—	—	(8,434)
Addition	(3)	(23,608)	(1,411)	(39,748)
Write-off	—	17,423	—	2,635
Reclassified as assets held for sale	—	—	1,749	—
Ending balance of the period	(272)	(6,457)	(6,119)	(51,666)